Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Income	$ 2,004,000	$ 1,467,000
Other Comprehensive Income:
Unrealized gains on investment securities available for sale	16,000	38,000
Income tax effect	(3,000)	(13,000)
Net other comprehensive income	13,000	25,000
Total Comprehensive Income	$ 2,017,000	$ 1,492,000